Salaries and payroll taxes (Tables)	12 Months Ended
Dec. 31, 2024
TextBlock [Abstract]
Summary of salaries and social security payable

	As of December 31, 2024	As of December 31, 2023
Current
Provision for bonuses and incentives	23,450	12,657
Salaries and social security contributions	9,206	4,898

Total current salaries and payroll taxes	32,656	17,555